SCHEDULE OF REPORTABLE BUSINESS SEGMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 246,619	$ 195,733
Cost of Revenue	179,938	142,905
Gross Profit	66,681	52,828
Operating Income (Loss)	(249,325)	(278,725)
Depreciation, Depletion and Amortization		5,470
Assets	177,233	74,702
Other loss, net	(684)	(1,792)
Income tax benefits
Unallocated assets
Net loss	(250,009)	(280,517)
Health Care Segment [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	246,619	152,432
Cost of Revenue	179,938	111,683
Gross Profit	66,681	40,749
Operating Income (Loss)	(249,325)	(141,444)
Depreciation, Depletion and Amortization
Assets	177,233	59,720
Motor Controller [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		43,301
Cost of Revenue		31,222
Gross Profit		12,079
Operating Income (Loss)		(137,281)
Depreciation, Depletion and Amortization		5,470
Assets		$ 14,982